Annual Fund Operating Expenses - TIFF Multi-Asset Fund - TIFF Multi-Asset Fund	Jul. 01, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%	[1]
Other Expenses	0.46%
Expenses for Securities Sold Short	0.07%
Other Expenses (as a percentage of Assets):	0.53%	[1]
Acquired Fund Fees and Expenses	0.74%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	2.29%	[1],[2]

[1]	Management Fees, Other Expenses and Total Annual Fund Operating Expenses have been restated to show an estimate of what the Fund’s expenses would have been in 2025 had the fee schedules in the new money manager agreements with Fidelity and Phoenix and the amended and restated fee schedule with CenterBook been in effect during 2025. In each case, the restated fees and expenses show only the effects of the asset-based portion of the fee schedules but not the performance-based portion of the fee schedules.
[2]	Total Annual Fund Operating Expenses does not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.